Jun. 05, 2017

JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus dated December 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Discovery Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2017, as supplemented

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2017, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2016

JPMorgan Floating Rate Income Fund

Prospectus dated December 29, 2016, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectus dated May 18, 2017, as supplemented

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2016

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2016

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017

to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.